Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,489,000
Previously Paid Amount	0.00
Total Fee Amount	205.63
Total Offset Amount	0.00
Net Fee	205.63
Narrative - Max Aggregate Offering Price	$ 1,489,000
Final Prospectus	true